Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction
Amount due from related parties	$ 1,728	$ 2,687
Amount due to related parties	(1,250)	(1,212)
KOAS [Member]
Related Party Transaction
Amount due from related parties	372	687
Amount due to related parties	(907)	(840)
KNOT and affiliates
Related Party Transaction
Amount due from related parties	1,356	2,000
Amount due to related parties	$ (343)	$ (372)